Condensed Parent Company only Financial Statements - Condensed Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income	$ 65,103	$ 76,395	$ 53,538
Depreciation and amortization	25,388	21,685	16,772
Loss on sale of assets	(251)	(42)	(943)
Derivative losses on swaps		874
Tax benefit associated with share-based payment arrangements	(886)	(1,221)	(1,454)
Other, net	77,792	7,319	1,572
Net Cash Provided by (Used in) Operating Activities	309,783	(12,188)	15,758
Cash received in excess of cash paid in acquisition		32,425	79,288
Proceeds from sale of premises and equipment	8,714	1,274	3,227
Purchases of premises and equipment	(16,941)	(32,825)	(44,055)
Net Cash (Used in) Provided by Investing Activities	(1,080,607)	(527,676)	25,732
Proceeds from long-term debt	2,867	24,086	3,176
Repayments of long-term debt	(144,609)	(80,770)	(47,227)
Dividends paid to shareholders	(40,332)	(40,069)	(38,558)
Proceeds from sale of treasury stock for stock options exercised	8,101	2,813	6,807
Payments to repurchase common stock	(2,280)	(42,245)	(43,219)
Tax benefit associated with share-based payment arrangements	886	1,221	1,454
Net Cash Provided by Financing Activities	191,243	937,545	194,028
Net Increase (Decrease) in Cash and Cash Equivalents	(579,581)	397,681	235,518
Cash and Cash Equivalents at Beginning of Period	970,977	573,296	337,778
Cash and Cash Equivalents at End of Period	391,396	970,977	573,296
IBERIABANK Corporation [Member]
Net income	65,103	76,395	53,538
Depreciation and amortization	2,035	4,926	1,071
Net income of subsidiaries	(73,019)	(98,599)	(70,983)
Noncash compensation expense	10,703	9,907	9,114
Loss on sale of assets		7
Derivative losses on swaps		2
Tax benefit associated with share-based payment arrangements	(886)	(1,221)	(1,454)
Other, net	7,575	(10,557)	(23,278)
Net Cash Provided by (Used in) Operating Activities	11,511	(19,140)	(31,992)
Cash received in excess of cash paid in acquisition		1,272
Proceeds from sale of premises and equipment	11,751	5	10
Purchases of premises and equipment	(5,247)	(4,173)	(3,655)
Capital contributed to subsidiary		(2,000)	(12,963)
Dividends received from subsidiaries	50,511	70,000
Acquisition
Net Cash (Used in) Provided by Investing Activities	57,015	65,104	(16,608)
Proceeds from long-term debt
Repayments of long-term debt		(2,867)	(13,500)
Dividends paid to shareholders	(40,332)	(40,069)	(38,558)
Proceeds from sale of treasury stock for stock options exercised	8,101	2,813	6,807
Payments to repurchase common stock	(2,280)	(42,245)	(43,219)
Tax benefit associated with share-based payment arrangements	886	1,221	1,454
Net Cash Provided by Financing Activities	(33,625)	(81,147)	(87,016)
Net Increase (Decrease) in Cash and Cash Equivalents	34,901	(35,183)	(135,616)
Cash and Cash Equivalents at Beginning of Period	63,207	98,390	234,006
Cash and Cash Equivalents at End of Period	$ 98,108	$ 63,207	$ 98,390